Other income and other expenses	12 Months Ended
Dec. 31, 2025
Disclosure Of Other Income And Expenses [Abstract]
Other income and other expenses

36. Other income and other expenses

Other income is analysed as follows:

	2025	2024	2023
Gain on disposal of certain items of property	4,522	3	4
VAT relief	951	1,169	1,475
Reimbursements	698	935	2,875
Other	3,431	2,694	2,762
Total	9,602	4,801	7,116

The item 'Gain on disposal of certain items of property' includes a capital gain of 2,773 arising from the sale of a land plot. See Note 7.

During 2025, 2024 and 2023 the Brazilian subsidiary obtained a VAT relief of 951, 1,169 and 1,475, respectively, connected to local tax rules on VAT payments.

During 2025, 2024 and 2023, the Group recorded different reimbursements of 698, 935 and 2,875, respectively, mainly related to refund of transportation expenses and other items.

In 2025, the item “Other” primarily includes rental income earned by a U.S. subsidiary of 597, proceeds from the sale of photovoltaic energy of 1,765, the capital gain on the disposal of the building located in High Point of 1,595 (see Note 7), and other minor income.

Other expenses amounted to 497, 260 and 457 in 2025, 2024 and 2023, respectively, and mainly refer to minor costs incurred by the Group and not related to cost of sales, selling and administrative expenses.